Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 3 - PROPERTY AND EQUIPMENT, NET:

Composition of property and equipment grouped by major classifications is as follows:

	December 31,
	2020	2019
	(U.S. Dollars in thousands)

Office furniture and lab equipment	820	325
Computers and electronic equipment	151	39
Machinery	1,762	-
Leasehold improvement	16	-
Land – See b below	6,297	-
Prepayments on account of production line in construction - See b below	5,318	-
	14,364	364
Less: accumulated depreciation	(344)	(136)
Total property and equipment, net	14,020	228

a.	Total depreciation in respect of property and equipment were approximately $208 thousand, $53 thousand and $35 thousand for the years ended December 31, 2020, 2019 and 2018, respectively.

b.	In December 2020, Nanox Korea purchased a land for approximately $6.2 million upon which it intends to build a manufacturing facility. Nanox Korea also rented a temporary fabrication plant and is in the process of preparing for the commencement of full manufacturing activities, including purchasing certain equipment and transferring certain technology.